Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,104,039,456.00
Previously Paid Amount	15,310.00
Total Fee Amount	153,967.85
Total Offset Amount	0.00
Net Fee	$ 138,657.85